Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Prepaid expenses	$ 315	$ 668
Government institutions	47	124
Other receivables	118	33
Total	$ 480	$ 825